Supplement to the
Fidelity Advisor® Diversified Stock Fund
Class A, Class T, Class B, and Class C
November 28, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.  After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable.  Shareholders should consult their prospectus for more information regarding Class A shares.

ADESI-16-01  February 12, 2016
1.820518.115

Supplement to the
Fidelity Advisor® Capital Development Fund
Class A, Class T, Class B, and Class C
November 28, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.  After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable.  Shareholders should consult their prospectus for more information regarding Class A shares.

ADESII-16-01  February 12, 2016
1.820520.116

Supplement to the

Fund	Class A	Class T	Class B	Class C	Class I
Fidelity Advisor® Capital Development Fund	FDTTX	FDTZX	FDEBX	FDECX	FDEIX
Fidelity Advisor Diversified Stock Fund	FDTOX	FDTEX	FDTBX	FDTCX	FDTIX

Funds of Fidelity Destiny Portfolios

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2015

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ADESI-ADESIIB-16-01  February 12, 2016
1.823112.113